UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Address of principal executive offices)

Yutaka Itabashi
Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2015

Date of reporting period:  September 1, 2014 - November 30, 2014

Item 1. Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2014

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

JAPANESE EQUITY SECURITIES

Banks
Akita Bank, Ltd.*	1,379,000	$3,732,084	$3,903,487	$171,403	1.3
General banking services
The Kagoshima Bank, Ltd.	785,000	5,316,439	5,012,890	(303,549)	1.7
General banking services
The Yamanashi Chuo Bank, Ltd.	1,293,000	5,685,552	5,392,039	(293,513)	1.8
Commercial banking services
Total Banks		14,734,075	14,308,416	(425,659)	4.8

Chemicals
Sakai Chemical Industry Co., Ltd.*	2,629,000	7,961,881	8,128,416	166,535	2.8
Titanium oxide, polyvinyl chloride stabilizers, and pharmaceuticals
Tenma Corporation	231,500	2,968,022	3,077,565	109,543	1.1
Molded resin products
Total Chemicals		10,929,903	11,205,981	276,078	3.9

Construction
Toenec Corporation	1,687,000	9,411,087	8,243,134	(1,167,953)	2.8
Constructs comprehensive building facilities
Total Construction		9,411,087	8,243,134	(1,167,953)	2.8

Electric Appliances
Espec Corp	311,600	2,346,034	3,000,495	654,461	1.0
Meteorological testing devices
Kitagawa Industries Co., Ltd.	336,900	3,544,662	3,221,411	(323,251)	1.1
Industrial fasteners and electromagnetic wave resistant parts
Koito Manufacturing Co., Ltd.	116,700	2,248,312	3,662,237	1,413,925	1.3
Lighting equipment
Nichicon Corporation	674,200	5,382,142	5,446,991	64,849	1.9
Manufacture and sale of capacitors and transformers
Total Electric Appliances		13,521,150	15,331,134	1,809,984	5.3

Financing Business
Ricoh Leasing Company, Ltd.	133,600	3,519,104	3,506,015	(13,089)	1.2
Office automation equipment leasing
Total Financing Business		3,519,104	3,506,015	(13,089)	1.2

Food
Fuji Oil Co., Ltd.	286,400	4,916,140	4,072,816	(843,324)	1.4
Palm oil and coconut oil
Total Food		4,916,140	4,072,816	(843,324)	1.4

Glass and Ceramics Products
Nichiha Corporation	342,200	3,543,216	3,081,818	(461,398)	1.1
Ceramic exterior walls and other construction materials
Total Glass and Ceramics Products		3,543,216	3,081,818	(461,398)	1.1

Information and Communication
Okinawa Cellular Telephone Company	129,000	3,261,707	3,667,860	406,153	1.3
Cellular and car phone services
Total Information and Communication		3,261,707	3,667,860	406,153	1.3

Iron and Steel
Nichia Steel Works, Ltd.*	1,581,000	5,051,795	4,461,963	(589,832)	1.5
Produces and sells steel products
Osaka Steel Co., Ltd.	283,300	5,146,049	4,935,673	(210,376)	1.7
Electric furnace steelmaker
Total Iron and Steel		10,197,844	9,397,636	(800,208)	3.2

Machinery
Hisaka Works, Ltd.	517,300	4,923,565	4,201,156	(722,409)	1.4
Heat exchangers and evaporators
Oiles Corporation	164,880	3,079,085	2,818,378	(260,707)	1.0
Manufactures oilless bearings
Sintokogio, Ltd.	564,500	4,296,438	3,875,885	(420,553)	1.3
Engineering equipment
Total Machinery		12,299,088	10,895,419	(1,403,669)	3.7

Metal Products
Neturen Co., Ltd.	499,500	3,336,568	3,387,511	50,943	1.2
Induction hardening equipment
NHK Spring Co., Ltd.	344,500	3,290,859	2,983,538	(307,321)	1.0
Automobile-related products
Piolax, Inc.	83,700	2,565,879	3,448,130	882,251	1.2
Production and sale of automobile parts
Total Metal Products		9,193,306	9,819,179	625,873	3.4

% of
		Market	Unrealized	Net
Shares	Cost	Value	Gain or Loss	Assets

Other Products
Fuji Seal International, Inc.	105,800	$3,135,824	$2,999,301	$(136,523)	1.0
Packaging-related materials and machinery
Nishikawa Rubber Company Ltd.	231,100	3,855,230	3,617,387	(237,843)	1.2
Rubber products
Total Other Products		6,991,054	6,616,688	(374,366)	2.2

Pharmaceutical
KYORIN Holdings, Inc.	145,200	3,108,232	2,825,712	(282,520)	1.0
Pharmaceuticals manufacturer
Total Pharmaceutical		3,108,232	2,825,712	(282,520)	1.0

Real Estate
Keihanshin Building Co., Ltd.	921,700	5,148,503	4,954,040	(194,463)	1.7
Real estate leasing and building management
Total Real Estate		5,148,503	4,954,040	(194,463)	1.7

Retail Trade
Arc Land Sakamoto Co., Ltd.	155,700	2,631,044	3,211,067	580,023	1.1
Operates home centers
Create S D Co., Ltd.	146,200	5,076,604	4,760,430	(316,174)	1.6
Drug store chain
Daikokutenbussan Co., Ltd.	134,100	3,700,655	3,891,950	191,295	1.3
Operates discount stores for food products and sundry goods
Hiday Hidaka Corp	96,980	1,801,731	3,137,348	1,335,617	1.1
Chinese restaurant chain
Jin Co., Ltd.	131,900	4,202,203	3,061,369	(1,140,834)	1.0
Eyeglasses and fashion merchandise
San-A Co., Ltd.	96,000	2,522,853	3,259,309	736,456	1.1
Housing related goods and groceries
Total Retail Trade		19,935,090	21,321,473	1,386,383	7.2

Textiles and Apparel
Hogy Medical Co., Ltd.	84,500	4,001,350	4,079,065	77,715	1.4
Medical supply products
Total Textiles and Apparel		4,001,350	4,079,065	77,715	1.4

Transportation and Warehousing
Alps Logistics Co., Ltd.	268,100	2,777,721	2,821,035	43,314	1.0
Delivery, storage, and forwarding of electronic components
Japan Transcity Corporation	1,483,000	5,076,938	4,660,143	(416,795)	1.6
Warehousing and transportation services
Meiko Trans Co., Ltd.	399,000	4,150,145	3,495,872	(654,273)	1.2
Operates port-harbor transport facilities
Trancom Co., Ltd.	76,800	2,317,518	3,319,158	1,001,640	1.1
Logistics services
Total Transportation and Warehousing		14,322,322	14,296,208	(26,114)	4.9

Transportation Equipment
Nissin Kogyo Co., Ltd.	184,200	3,379,776	2,842,918	(536,858)	1.0
Brake systems
Tachi-S Co., Ltd.	311,400	5,040,769	4,137,134	(903,635)	1.4
Child transformation seats, seat components, and rotating units
Total Transportation Equipment		8,420,545	6,980,052	(1,440,493)	2.4

Utilities
The Okinawa Electric Power Company, Incorporated*	151,700	5,255,293	4,773,374	(481,919)	1.6
Thermal power
Total Utilities		5,255,293	4,773,374	(481,919)	1.6

Wholesale Trade
Matsuda Sangyo Co., Ltd.*	382,000	4,744,616	4,225,493	(519,123)	1.4
Wholesales precious metals, electronic materials, and food
Siix Corporation	323,700	4,368,194	5,544,078	1,175,884	1.9
Video, audio, and office equipment
Ryoden Trading Company, Ltd.	875,000	5,981,063	5,978,307	(2,756)	2.0
Electronic components
Total Wholesale Trade		15,093,873	15,747,878	654,005	5.3

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES		$177,802,882	$175,123,898	$(2,678,984)	59.8

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		3,887,142	3,659,129	(228,013)	1.3
Total Investments In Foreign Securities		$3,887,142	$3,659,129	$(228,013)	1.3

TOTAL INVESTMENTS		$181,690,024	$178,783,027	$(2,906,997)	61.1

OTHER ASSETS LESS LIABILITIES, NET			$112,937,022		38.9

NET ASSETS			$291,720,049		100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $9,062,007.

Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $11,740,991.

* Non-Income Producing Security

Portfolio Securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2014
Japanese Yen:	118.700	=$1.00

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2014.
Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in Securities

Level 1
Equity Securities	$175,123,898
Foreign Currency	$3,659,129
Level 2
Level 3
Total	$178,783,027

During the quarter ended November 30, 2014, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:	/s/ Yutaka Itabashi
Yutaka Itabashi, President
(Principal Executive Officer)

Date:  January  29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Yutaka Itabashi
Yutaka Itabashi, President
(Principal Executive Officer)

Date:  January 29, 2015

By:	/s/ Amy J. Marose
Amy J. Marose, Treasurer
(Principal Financial Officer)

Date:  January 29, 2015